Average Annual Total Returns - Class D Shares - Janus Henderson Global Real Estate Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 1 Year	FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 5 Years	FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) 10 Years	FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes) Since Inception	FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	1.31%	9.29%	7.80%	5.43%	Nov. 28, 2007	0.81%	7.79%	6.42%	4.21%	Nov. 28, 2007	0.90%	[1]	6.69%	[1]	5.74%	[1]	3.84%	[1]	Nov. 28, 2007	[1]	(9.16%)	4.99%	5.92%	3.19%	(9.95%)	4.08%	5.10%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.